SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Valuation of Financial Instruments (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 17, 2004
Assets
Cash	$ 123,474	$ 133,873	$ 137,394	$ 42,008	$ 129,888	$ 0
Certificates of Deposit	173,043	172,880		172,499
Liabilities
Advance Gold Sales	5,000	195,711
Convertible notes	1,041,361	836,858		608,193
Note payable, Ruby	633,104	627,101		1,774,822
Notes payable, equipment	9,272	41,687		0
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	123,474	133,873		42,008
Certificates of Deposit	173,043	172,880		172,499
Total assets	296,517	306,753		214,507
Liabilities
Advance Gold Sales	0	0
Convertible notes	0	0		0
Note payable, Ruby	0	0		0
Notes payable, equipment	0	0
Total liabilities	0	0		0
Total assets (liabilities)	296,517	306,753		214,507
Fair Value, Inputs, Level 2 [Member]
Assets
Cash	0	0		0
Certificates of Deposit	0	0		0
Total assets	0	0		0
Liabilities
Advance Gold Sales	4,955	195,711
Convertible notes	1,041,361	836,858		608,193
Note payable, Ruby	1,726,186	1,832,638		1,774,822
Notes payable, equipment	32,913	41,687
Total liabilities	2,805,415	2,906,894		2,383,015
Total assets (liabilities)	(2,805,415)	(2,906,894)		(2,383,015)
Fair Value, Inputs, Level 3 [Member]
Assets
Cash	0	0		0
Certificates of Deposit	0	0		0
Total assets	0	0		0
Liabilities
Advance Gold Sales	0	0
Convertible notes	0	0		0
Note payable, Ruby	0	0		0
Notes payable, equipment	0	0
Total liabilities	0	0		0
Total assets (liabilities)	$ 0	$ 0		$ 0